Events occurring after the balance sheet date	9 Months Ended
Sep. 30, 2023
Events occurring after the balance sheet date
Events occurring after the balance sheet date

14.    Events occurring after the balance sheet date

No significant events have taken place subsequent to the balance sheet date September 30, 2023 that have a material impact on the key figures and earnings presented. On October 1, 2023, Martin Fischer became Chief Financial Officer and a member of the Management Board. On October 31, 2023, the Company announced that William Valle will retire at the end of 2023 and will be succeeded as Chief Executive Officer of Care Delivery on January 1, 2024 by Craig Cordola (52). Mr. Cordola is currently Executive Vice President of Ascension Capital, where he is responsible for strategic investments. Previously, Mr. Cordola was Executive Vice President and Chief Operating Officer for Ascension. Prior to joining Ascension in 2017, Mr. Cordola held several senior executive and leadership positions at Memorial Hermann Health System in Houston, Texas, U.S. Mr. Cordola is a Fellow of the American College of Healthcare Executives and holds a degree in Psychology from The University of Texas at Austin. He also earned dual degrees with a Master of Health Administration and a Master of Business Administration from the University of Houston-Clear Lake. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.